SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2011
Selling General And Administrative Expenses
NOTE 16 — SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

During the current year, the Company has created a full provision on the amount receivable from one of its investee companies –Sricon- amounting to $ 3,143,242. Please refer Note 12 of the consolidated financial statements for further information relating to this write off.

Further during the current year, the Company recorded an expense amounting to $ 1,515,186 relating to bad debts on its accounts receivable and certain loans and advances.